Subsequent Event (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended
	Feb. 27, 2026	Jun. 30, 2026
Subsequent Events
Net proceeds from at-the-market sales		$ 1,234
Subsequent Event
Subsequent Events
Stock issued	52,715
Net proceeds from at-the-market sales	$ 700